Prepayments, Other Receivables and Other Assets - Schedule of Prepayments, Other Receivables and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current:
Prepayments	$ 1,981	$ 2,337
VAT deductible tax	910	135
Deposits and other receivables	250	224
Prepayments, other receivables and other assets current	3,141	2,696
Non-current:
Deposits and other receivables
Prepaid expenses	304	282
Prepayments, other receivables and other assets non-current	304	282
Total	$ 3,445	$ 2,978